Consolidated Balance Sheets (Parenthetical) (ILS) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Common stock, par value (in NIS per share)	0.01	0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	51,016	50,923
Common stock, shares outstanding	51,016	50,923